Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	Huahui Education Group Ltd
Entity Central Index Key	0001680935
Document Type	F-1/A
Amendment Flag	true
Amendment description	Amendment No. 1
Entity Emerging Growth Company	true
Entity Ex Transition Period	false